Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Investments [Line Items]
Schedule of estimated useful lives of property and equipment
Category	Estimated useful life
Computers and equipment	3 years
Buildings	16 - 17 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset 1 – 9 years

Schedule of classification of share-based compensation expense
	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	—	800	784	121
Research and product development	—	1,972	3,538	546
Sales and marketing	—	857	1,136	175
General and administrative	—	35,544	59,685	9,214
Total	—	39,173	65,143	10,056

The Affiliated Entities [Member]
Schedule of Investments [Line Items]
Schedule of financial statement amounts and balances of the Affiliated Entities were included in the consolidated financial statements
	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	102,356	376,883	58,181
Restricted cash	44,030	138,997	21,457
Short-term investments	100,000	499,402	77,094
Accounts receivable, net	8,645	116,669	18,011
Intercompany receivables	65,474	130,945	20,214
Prepayments and other current assets	566,731	1,402,919	216,573
Total current assets	887,236	2,665,815	411,530

Non-current assets
Property and equipment, net	22,600	72,582	11,205
Intangible assets, net	1,975	100,125	15,457
Goodwill	—	136,569	21,083
Other non-current assets	14,290	323,403	49,925
Total non-current assets	38,865	632,679	97,670
Total assets	926,101	3,298,494	509,200

LIABILITIES
Current liabilities
Accounts payable	373,464	1,036,226	159,966
Salary and welfare payable	66,075	123,071	18,999
Taxes payable	2,079	6,668	1,029
Advances from customers	638,803	1,223,313	188,847
Intercompany payable	52,114	1,263,100	194,989
Accrued expenses and other current liabilities	87,657	936,526	144,575
Total current liabilities	1,220,192	4,588,904	708,405
Non-current liabilities	—	39,750	6,136
Total liabilities	1,220,192	4,628,654	714,541

	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues	1,937,485	3,736,473	7,755,914	1,197,307
Net loss	(39,597)	(128,299)	(1,051,691)	(162,353)
Net cash provided by/(used in) operating activities	161,148	(51,446)	(87,299)	(13,477)
Net cash provided by/(used in) investing activities	(201,058)	72,161	(1,374,894)	(212,247)
Net cash provided by financing activities	-	700	1,736,720	268,103